Fair Value (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value
Available-for-sale securities	$ 228,369,261	$ 193,605,166
Common and preferred equities
Fair Value
Amount of transfer from Level 2 to Level 1		3,004,597
U. S. Agencies
Fair Value
Available-for-sale securities	47,283,917	30,577,978
Corporate
Fair Value
Available-for-sale securities	40,144,533	31,476,283
Agency asset backed securities
Fair Value
Available-for-sale securities	5,829,092	1,903,678
Trust Preferreds
Fair Value
Available-for-sale securities	5,621,445	3,614,860
State and municipals
Fair Value
Available-for-sale securities	42,721,071	48,034,436
Amount of transfer from Level 2 to Level 3	7,500,000
Small Business Administration
Fair Value
Available-for-sale securities	13,765,839	10,150,592
Collateralized mortgage obligations
Fair Value
Available-for-sale securities	1,666,431	2,008,737
Recurring basis | Total
Fair Value
Assets	233,999,361	200,615,515
Recurring basis | Total | Common and preferred equities
Fair Value
Trading securities	5,630,100	7,010,349
Recurring basis | Total | U. S. Agencies
Fair Value
Available-for-sale securities	47,283,917	30,577,978
Recurring basis | Total | Corporate
Fair Value
Available-for-sale securities	40,144,533	31,476,283
Recurring basis | Total | Agency asset backed securities
Fair Value
Available-for-sale securities	5,829,092	1,903,678
Recurring basis | Total | Trust Preferreds
Fair Value
Available-for-sale securities	5,621,445	3,614,860
Recurring basis | Total | State and municipals
Fair Value
Available-for-sale securities	42,721,071	48,034,436
Recurring basis | Total | Small Business Administration
Fair Value
Available-for-sale securities	13,765,839	10,150,592
Recurring basis | Total | Residential mortgage-backed securities
Fair Value
Available-for-sale securities	71,336,933	65,838,602
Recurring basis | Total | Collateralized mortgage obligations
Fair Value
Available-for-sale securities	1,666,431	2,008,737
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value
Assets	3,172,100	3,004,597
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Common and preferred equities
Fair Value
Trading securities	3,172,100	3,004,597
Recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value
Assets	222,589,848	184,582,022
Recurring basis | Significant Other Observable Inputs (Level 2) | Common and preferred equities
Fair Value
Trading securities	2,458,000	2,087,000
Recurring basis | Significant Other Observable Inputs (Level 2) | U. S. Agencies
Fair Value
Available-for-sale securities	47,283,917	30,577,978
Recurring basis | Significant Other Observable Inputs (Level 2) | Corporate
Fair Value
Available-for-sale securities	40,144,533	31,476,283
Recurring basis | Significant Other Observable Inputs (Level 2) | Agency asset backed securities
Fair Value
Available-for-sale securities	5,829,092	1,903,678
Recurring basis | Significant Other Observable Inputs (Level 2) | State and municipals
Fair Value
Available-for-sale securities	40,105,103	40,539,152
Recurring basis | Significant Other Observable Inputs (Level 2) | Small Business Administration
Fair Value
Available-for-sale securities	13,765,839	10,150,592
Recurring basis | Significant Other Observable Inputs (Level 2) | Residential mortgage-backed securities
Fair Value
Available-for-sale securities	71,336,933	65,838,602
Recurring basis | Significant Other Observable Inputs (Level 2) | Collateralized mortgage obligations
Fair Value
Available-for-sale securities	1,666,431	2,008,737
Recurring basis | Significant Unobservable Inputs (Level 3)
Fair Value
Assets	8,237,413	13,028,896
Recurring basis | Significant Unobservable Inputs (Level 3) | Common and preferred equities
Fair Value
Trading securities		1,918,752
Recurring basis | Significant Unobservable Inputs (Level 3) | Trust Preferreds
Fair Value
Available-for-sale securities	5,621,445	3,614,860
Recurring basis | Significant Unobservable Inputs (Level 3) | State and municipals
Fair Value
Available-for-sale securities	$ 2,615,968	$ 7,495,284